Organization and principal activities - Narratives (Details)	Aug. 13, 2025 CNY (¥)	Aug. 13, 2025 HKD ($)	Dec. 24, 2024 CNY (¥)	Jun. 30, 2023 shares	Jun. 30, 2026	Dec. 31, 2025	Jun. 07, 2023	May 26, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)
WISMASS BVI
Organization and principal activities
Percentage of interest held				18.1488%
Meirusi | Kunyuan
Organization and principal activities
Consideration for acquisition			¥ 9,000,000
Meirusi | Kunyuan
Organization and principal activities
Equity interest acquired			75.00%
Meirusi | Jiazhi
Organization and principal activities
Equity interest acquired			100.00%
Consideration for acquisition			¥ 23,000,000
Jiade Zhigao
Organization and principal activities
Percentage of ownership held					99.98%	99.98%
Jiade Zhigao | WISMASS HK
Organization and principal activities
Percentage of interest held								18.00%
Jiade Zhigao | Mr. Yuan Li
Organization and principal activities
Percentage of ownership held									51.33%
Jiade Zhigao | Mr. Yuan Li | WISMASS HK
Organization and principal activities
Percentage of interest held								9.8901%	9.00%
Total consideration on percentage of equity interest acquired								¥ 751,648	¥ 180,000
Shenzhen Kebiao
Organization and principal activities
Percentage of ownership held					99.98%	99.98%
Shenzhen Kebiao | Mr. Yuan Li, Ms. Zhirong Zhou, Sichuan Zhongtaizhigao Information Technology Consulting Partnership, and Sichuan Jiaduozhigao Information Technology Consulting Partnership
Organization and principal activities
Percentage of ownership held by NCI							1.00%
WISMASS HK
Organization and principal activities
Percentage of ownership held					100.00%	100.00%
WISMASS HK | WISMASS BVI
Organization and principal activities
Percentage of ownership held				100.00%
Kunyuan
Organization and principal activities
Percentage of ownership held					74.98%	74.98%
Kunyuan | Meirusi
Organization and principal activities
Percentage of ownership held			75.00%
Jiazhi
Organization and principal activities
Percentage of ownership held					99.98%	99.98%
Jiazhi | Meirusi
Organization and principal activities
Percentage of ownership held			100.00%
HK Yifu International Limited
Organization and principal activities
Percentage of ownership held					100.00%	100.00%
Consideration for acquisition	¥ 9,032	$ 10,000
HK Yifu International Limited | HK Yifu International Limited
Organization and principal activities
Equity interest acquired	100.00%	100.00%
HK Yifu International Limited | Guoqiang Wu
Organization and principal activities
Percentage of ownership held	100.00%	100.00%
Shenzhen Kebiao | Jiade Zhigao | Mr. Yuan Li, Ms. Zhirong Zhou, Sichuan Zhongtaizhigao Information Technology Consulting Partnership, and Sichuan Jiaduozhigao Information Technology Consulting Partnership
Organization and principal activities
Percentage of ownership held							82.00%
Percentage of equity interest given in exchange							1.00%
Jiadezhigao HK | Shenzhen Kebiao
Organization and principal activities
Percentage of ownership held							99.00%
WISMASS HK
Organization and principal activities
Number of shares issued in transaction | shares				4,035,471